CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income (loss) for the year	$ 1,053,318	$ (642,417)	$ 731,258
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment	(81,953)	31,172	(27,294)
Change in value of cash flow hedges and instruments at fair value	(1,178)	(9,832)	3,039
Income tax relating to components of other comprehensive income	(1,511)	2,376	(707)
- Currency translation adjustment	(11,085)	(31,977)	(10,781)
- Changes in the fair value of derivatives held as cash flow hedges and others	13	792	812
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(95,714)	(7,469)	(34,931)
Items that will not be reclassified to profit or loss:
Remeasurements of post employment benefit obligations	14,648	(4,971)	(9,272)
Income tax on items that will not be reclassified	(5,137)	770	1,545
Remeasurements of post employment benefit obligations of non-consolidated companies	3,829	634	(9,878)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	13,340	(3,567)	(17,605)
Other comprehensive (loss) for the year, net of tax	(82,374)	(11,036)	(52,536)
Total comprehensive income (loss) for the year	970,944	(653,453)	678,722
Attributable to:
Owners of the parent	1,016,434	(643,435)	690,095
Non-controlling interests	(45,490)	(10,018)	(11,373)
Total comprehensive income (loss) for the year	$ 970,944	$ (653,453)	$ 678,722